Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Current work in progress	$ 17,961	$ 18,165
Current finished goods	289	399
Inventories	$ 18,250	$ 18,564